Other Non-Financial Assets - Summary of Other Non-Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non-financial assets [line items]
Other non-financial assets	$ 54,782,584	$ 38,779,189
Investments property [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	29,014,856	27,061,153
Tax advances [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	14,445,390	3,830,762
Advanced prepayments [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	9,307,953	7,310,656
Other [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	$ 2,014,385	$ 576,618